CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME /(LOSS)
Net unrealized gains on available-for-sale investments, net	$ 944	$ (2,371)	$ 2,018
Transfer to statements of operations of realized gains on available-for-sale, net	$ 0	$ 0	$ 0